4 Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [abstract]
Schedule of cash flows from discontinued operations

During 2019 a claim was made by MPUS under the warranties provided by Midatech under the disposal agreement, see note 2. The statement of cash flows includes the following amounts relating to discontinued operations:

	2019 £’000	2018 £’000
Cash consideration received	–	9,350
Other consideration received	–	–
Total consideration received	–	9,350
Cash disposed of	–	(91)
Net cash inflow on disposal of discontinued operation	–	9,259
Net assets disposed (other than cash):	–	3
Property, plant and equipment	–	15,662
Intangibles	–	948
Inventory	–	629
Trade and other payables	–	(2,734)
Total net assets disposed of (other than cash)	–	(14,508)
Loss on disposal of discontinued operation before and after tax	–	(5,249)
Foreign exchange gain realised on disposal	–	3,842
Loss on disposal	–	(1,407)

Schedule of post-tax loss on disposal of discontinued operations

The post-tax loss on disposal of discontinued operations was determined as follows:

Result of discontinued operations	2019 £’000	2018 £’000	2017 £’000
Revenue	–	3,882	6,609
Expenses other than finance costs	(947)	(7,137)	(10,911)
Finance costs	–	–	(57)
Impairment	–	–	–
Loss from discontinued operations before tax	(947)	(3,255)	(4,359)
Taxation	–	–	–
Loss on disposal of discontinued operations	–	(1,407)	–
Loss for the year from discontinued operations after tax	(947)	(4,662)	(4,359)

Schedule of amounts related to discontinued operations
Statement of cash flows	2019 £’000	2018 £’000	2017 £’000
The statement of cash flows includes the following amounts relating to discontinued operations:
Operating activities	–	(5,368)	(1,654)
Investing activities	(947)	–	–
Financing activities	–	(7)	(34)
Net cash flow from discontinued operations	(947)	(5,375)	(1,688)